Label	Element	Value
Dreyfus Select Managers Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000737520_SupplementTextBlock

October  18, 2013

STRATEGIC FUNDS, INC.

-          Dreyfus Select Managers Small Cap Value Fund

Supplement to Summary and Statutory Prospectuses

dated July 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Select Managers Small Cap Value Fund
Strategy [Heading]	rr_StrategyHeading	The following information will supersede and replace the second and third sentences of the first paragraph in "Principal Investment Strategy" in the summary prospectus and "Fund Summary - Principal Investment Strategy" in the prospectus and the fourth, fifth, seventh and eighth sentences of the first paragraph in "Fund Details - Goal and Approach" in the prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund currently considers small cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000® Value Index, the fund’s benchmark index.  As of  September 30, 2013, the total market capitalization of the largest company in the Russell 2000® Value Index was approximately  $4.32 billion, and the weighted average and median market capitalizations of the index were approximately $1.40 billion and $0.55 billion, respectively.  These capitalization measures vary with market changes and reconstitutions of the index.